Income Taxes (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Scientific Research and Experimental Development qualified expenditures	$ 329,749
Non-capital losses carry forward	$ 69,600,000	$ 37,200,000